LOSS PER SHARE (Details Narrative) - USD ($)		12 Months Ended
	Apr. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Share option awards		$ 21,948	$ 780,058	$ 1,585,880
Share option exercisable recapitalized				1,943
Preferred shares				3,000
Preferred shares - post-recapitalization			1,861,766	2,460,000
Convertible loan		$ 4,350,000		$ 3,350,000
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Share option awards	$ 518,503
Non Adjusting Events After Reporting Period [member] | Performance share units [member]
IfrsStatementLineItems [Line Items]
Share granted	12,263
Non Adjusting Events After Reporting Period [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share granted	24,675